Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial Assets and Liabilities
Financial assets and liabilities

1.	Financial assets
a) Non-current financial assets
The movement in items composing “Non-current financial assets” in 2017 and 2016, is as follows:

Millions of euros	Investments	Long-term credits	Deposits and guarantees	Derivative financial assets	Impairment provision	Non-current prepayments	Non-current financial assets
Balance at 12/31/15	1,289	2,512	1,425	5,315	(507)	371	10,405
Acquisitions	73	952	169	73	(13)	43	1,297
Disposals	(446)	(955)	(102)	(270)	402	(20)	(1,391)
Translation differences	8	(37)	337	(15)	30	6	329
Fair value adjustments and financial updates	(103)	(21)	102	151	—	—	129
Transfers and other	4	(681)	7	(206)	(66)	(62)	(1,004)
Balance at 12/31/16	825	1,770	1,938	5,048	(154)	338	9,765
Acquisitions	16	960	955	—	(12)	170	2,089
Disposals	(155)	(232)	(156)	(120)	41	(24)	(646)
Translation differences	(7)	(81)	(258)	(57)	16	(19)	(406)
Fair value adjustments and financial updates	5	(1)	84	(1,251)	—	—	(1,163)
Transfers and other	(34)	(594)	62	(808)	(29)	(69)	(1,472)
Balance at 12/31/17	650	1,822	2,625	2,812	(138)	396	8,167

Investments
“Investments” includes the fair value of investments in companies where Telefónica does not exercise significant control and for which there is no specific disposal plan for the short term (see Note 3.i).
In June 2017, Telefonica sold its entire shareholding in Mediaset Premium representing 11.1%, which had a negative impact in Net financial expense amounting to 76 million euros.
In 2017 shares of China Unicom (Hong Kong) Limited were sold representing 0.24% of its share capital for 72 million euros, that had a negative impact in Net financial expense to 4 million euros. On July 10, 2016, Telefónica sold 1.51% of the share capital of China Unicom (Hong Kong) Limited for 322 million euros (see Note 20), that had a negative impact of 155 million euros on consolidated financial results.
At December 31, 2017, Telefónica maintained a 0.59% stake in the share capital of China Unicom (Hong Kong) Limited, valued at 205 million euros (1% at December 31, 2016, valued at 263 million euros).
Additionally, the Telefónica Group’s shareholding in Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) amounts to 314 million euros (283 million euros at December 31, 2016), representing 0.66% of its share capital at December 31, 2017 (0.67% at December 31, 2016).
"Transfer and other" in 2017 principally includes the prior stake of the Colombian companies Telebucaramanga, Metrotel y Optecom (see Note 5).
At year-end the Group assessed the securities in its portfolio of listed available-for-sale assets individually for impairment. The analysis did not uncover the need to recognize any significant impairment losses.
Long-term credits and impairment losses
The composition of long-term credits is as follows:

Millions of euros	12/31/2017	12/31/2016
Long-term trade receivables	638	593
Long-term receivables for indirect taxes	189	144
Other long-term credits	995	1,033
Total	1,822	1,770

“Other long-term credits” includes long-term financial assets of the subsidiary Seguros de Vida y Pensiones Antares, S.A., fundamentally fixed-income securities, amounting to 692 million euros and 749 million euros at December 31, 2017 and 2016, respectively. These assets are mainly intended to cover the obligations from the defined benefit plans of Telefónica de España (ITP and Survival), though they do not qualify as “plan assets” under IAS 19 (see Note 15). Additionally, this line item includes long-term financial assets of Telefónica Germany amounting to 58 and 8 million euros at December 31, 2017 and 2016, respectively, that are mainly intended to cover the obligations from the defined benefit plan of Telefónica Germany, though they do not represent "plan assets" in accordance with IAS 19 (see Note 15).
The movement in impairment corrections in 2016 was mainly due to the write-off of long-term receivables after the agreement reached by Telefónica Móviles México with other operators on disputes over interconnection tariffs in prior years.
Deposits and guarantees
Telefónica Brasil has non-current judicial deposits constituted amounting to 1,598 million euros (see Note 15) at December 31, 2017 (1,761 million euros at December 31, 2016).
At December 31, 2017 there were deposits related to the collateral guarantees on derivatives signed by Telefonica, S.A. and its counterparties for the credit risk management of derivatives amounting to 902 million euros that includes 286 million euros with BBVA (240 million euros at December 31, 2016, see Note 10).
Derivative financial assets
In 2017 “Fair value adjustments and financial updates” mainly relates to the change of value of the long-term derivative financial assets (see section 2.a of this note).

b) Current financial assets
This heading of financial investments includes the following items:

•
Derivative financial assets with a short-term maturity or not used to hedge non-current items in the consolidated statement of financial position, in the amount of 845 million euros at December 31, 2017 (1,872 million euros at December 31, 2016, see section 2.a of this Note).

•
Short-term investments in financial instruments recognized at fair value to cover commitments undertaken by the Group’s insurance companies, amounting to 130 million euros at December 31, 2017 (304 million euros at December 31, 2016), recorded at fair value.

•
Short-term deposits and guarantees amounting to 125 million euros at December 31, 2017 (450 million euros at December 31, 2016) which include current judicial deposits amounting 82 million euros (see Note 15) constituted by Telefónica Brasil (88 million euros at December 31, 2016).

•
Short-term credits, net of impairment provisions, amounting to 877 million euros at December 31, 2017 (205 million euros at December 31, 2016). At December 31, 2017 include bank deposits with a maturity beyond three and twelve months formalized by Telefónica, S.A. amounting to 700 million euros.

Current financial assets that are highly liquid and have maturity periods of three months or less from the date contracted, and present an insignificant risk of value changes, are recorded under “Cash and cash equivalents” on the accompanying consolidated statement of financial position.

c) Breakdown of financial assets
The breakdown of financial assets of the Telefónica Group at December 31, 2017 and 2016, without considering non-current prepayments, is as follows:

December 31, 2017
	Fair value through profit or loss				Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Available- for-sale	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Held-to-maturity invest-ments	Rest of financial assets at amortized cost	Total carrying amount	Total fair value
Non-current financial assets	1,074	250	1,117	1,738	822	3,339	18	—	3,592	7,771	7,771
Investments	—	—	650	—	567	83	—	—	—	650	650
Long-term credits	—	250	467	—	86	613	18	—	1,105	1,822	1,684
Deposits and guarantees	—	—	—	—	—	—	—	—	2,625	2,625	2,625
Derivative instruments	1,074	—	—	1,738	169	2,643	—	—	—	2,812	2,812
Impairment losses	—	—	—	—	—	—	—	—	(138)	(138)	—
Current financial assets	163	60	66	731	105	915	—	169	6,157	7,346	7,346
Financial investments	163	60	66	731	105	915	—	169	965	2,154	2,154
Cash and cash equivalents	—	—	—	—	—	—	—	—	5,192	5,192	5,192
Total	1,237	310	1,183	2,469	927	4,254	18	169	9,749	15,117	15,117

December 31, 2016
	Fair value through profit or loss				Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Available- for-sale	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Held-to-maturity invest-ments	Rest of financial assets at amortized cost	Total carrying amount	Total fair value
Non-current financial assets	1,716	270	1,333	3,332	864	5,766	21	—	2,776	9,427	9,427
Investments	—	—	825	—	620	205	—	—	—	825	825
Long-term credits	—	270	508	—	76	681	21	—	992	1,770	1,616
Deposits and guarantees	—	—	—	—	—	—	—	—	1,938	1,938	1,938
Derivative instruments	1,716	—	—	3,332	168	4,880	—	—	—	5,048	5,048
Impairment losses	—	—	—	—	—	—	—	—	(154)	(154)	—
Current financial assets	883	118	115	1,173	483	1,806	—	39	4,362	6,690	6,690
Financial investments	883	118	115	1,173	483	1,806	—	39	626	2,954	2,954
Cash and cash equivalents	—	—	—	—	—	—	—	—	3,736	3,736	3,736
Total	2,599	388	1,448	4,505	1,347	7,572	21	39	7,138	16,117	16,117

The calculation of the fair values of the Telefónica Group’s debt instruments required an estimate, for each currency and counterparty, of a credit spread curve using the prices of the Group’s bonds and credit derivatives.
The derivatives portfolio was measured through the techniques and models normally used in the market, based on money market curves and volatility prices available in the markets. Additionally, the credit valuation adjustment or net CVA per counterparty (CVA+DVA) is calculated on that measurement as the method used to measure the credit risks of the counterparties and also Telefónica for the purpose of adjusting the fair value valuation of the derivatives. This adjustment reflects the possibility of bankruptcy or credit rating impairment of the counterparty and Telefónica.

2. Financial liabilities
The breakdown of financial liabilities at December 31, 2017 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2018	2019	2020	2021	2022	Subsequent years	Non-current total	Total
Debentures and bonds	5,313	3,599	5,108	4,760	4,903	17,605	35,975	41,288
Promissory notes & commercial paper	2,107	—	112	—	—	187	299	2,406
Total Issues	7,420	3,599	5,220	4,760	4,903	17,792	36,274	43,694
Loans and other payables	1,714	2,250	819	918	531	2,668	7,186	8,900
Derivative instruments (Note 16)	280	214	824	453	185	1,196	2,872	3,152
Total	9,414	6,063	6,863	6,131	5,619	21,656	46,332	55,746

The estimate of future payments for interest on these financial liabilities at December 31, 2017 is as follows: 1,715 million euros in 2018, 1,525 million euros in 2019, 1,323 million euros in 2020, 1,068 million euros in 2021, 914 million euros in 2022 and 7,037 million euros in years after 2022. For floating rate financing, the Group mainly estimates future interest using the forward curve of the various currencies at December 31, 2017.
Derivative instruments take into account the fair value of derivatives classified as financial liabilities (i.e., those with a negative mark-to-market) and excludes the fair value of derivatives classified as current financial assets (845 million euros), and those classified as non-current (2,812 million euros) (i.e., those with a positive mark-to-market).
In 2016 and 2017 the Group entered into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. When the new extended payment terms exceed customary payment terms in the industry, trade liabilities are reclassified to other financial liabilities and the deferred payments made are recognized in net cash flow used in financing activities (see Note 20). At December 31, 2017 the corresponding amount pending payment, recognized in “Loans and other payables”, was 153 million euros (210 million euros at December 31, 2016). The deferred payments made in relation to this item during the year amounted to 717 million euros (1,758 million euros in 2016).
The composition of these financial liabilities, by category, at December 31, 2017 and 2016 is as follows:

December 31, 2017
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	43,694	43,694	47,166
Loans and other payables	—	—	—	—	—	—	8,900	8,900	9,010
Derivative instruments	1,180	—	1,972	80	3,072	—	—	3,152	3,152
Total financial liabilities	1,180	—	1,972	80	3,072	—	52,594	55,746	59,328

December 31, 2016
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	45,444	45,444	48,686
Loans and other payables	—	—	—	—	—	—	11,398	11,398	11,398
Derivative instruments	2,299	—	1,220	64	3,455	—	—	3,519	3,519
Total financial liabilities	2,299	—	1,220	64	3,455	—	56,842	60,361	63,603

The calculation of the fair values of the Telefónica Group’s debt instruments required an estimate, for each currency and subsidiary, of the credit spread curve using the prices of the Group’s bonds and credit derivatives.
At December 31, 2017, some of the financing arranged by Telefónica Group companies in Latin America (Brazil, Panama, Ecuador and Guatemala) which amount to approximately 3% of the Telefónica Group’s gross debt was subject to compliance with certain financial covenants. To date, these covenants are being met. Due to the absence of cross-defaults, breach of the covenants would not affect the debt at a Telefónica, S.A. level.
Part of the amount owed by the Telefónica Group includes restatements to amortized cost at December 31, 2017 and 2016 as a result of fair value interest rate and exchange rate hedges.

a) Financial liabilities associated to financing activities
The following movement presents the detail of changes in the financial liabilities in 2017 that arise from the financial activities:

		Cash used in financing activities
Millions of euros	Balance at 12/31/16	Acquisitions	Disposals	Translation differences	Fair value adjustment and financial updates	Others movements	Balance at 12/31/17
Issues	42,084	8,390	(6,687)	(2,178)	(296)	(25)	41,288
Promissory notes and commercial paper	3,360	60	(1,008)	(6)	—	—	2,406
Loans and other payables	11,397	4,209	(6,241)	(699)	(16)	250	8,900
Net derivative instruments	(3,401)	—	396	87	3,075	(662)	(505)
Total	53,440	12,659	(13,540)	(2,796)	2,763	(437)	52,089

The positive fair value of the Telefónica Group derivatives at December 31, 2017 amounted to 505 million euros (accounts receivable). The variation versus the previous year end represents a reduction of 2,896 million euros mainly due to the dollar devaluation against the euro. This variation is offset mainly by the variation of the different Telefónica Group issues and loans performed in dollars (see Note 16).

b) Issues
The movement in issues of debentures, bonds and other marketable debt securities in 2017 and 2016 is as follows:

Millions of euros	Debenture and bond issues	Promissory notes and commercial paper	Total
Balance at 12/31/15	43,557	1,815	45,372
New issues	5,693	1,566	7,259
Redemptions, conversions and exchanges	(6,873)	(25)	(6,898)
Revaluation and other movements	(293)	4	(289)
Balance at 12/31/16	42,084	3,360	45,444
New issues	8,390	60	8,450
Redemptions, conversions and exchanges	(6,687)	(1,008)	(7,695)
Revaluation and other movements	(2,499)	(6)	(2,505)
Balance at 12/31/17	41,288	2,406	43,694

Debentures and bonds
At December 31, 2017, the nominal amount of outstanding debentures and bonds issues is 39,581 million euros (40,055 million euros at December 31, 2016). Appendix III presents the characteristics of all outstanding debentures and bond issues at year-end 2017, as well as the significant issues made in the year.
On July, 24, 2017 there was the maturity date of the mandatory exchangeable bonds into ordinary shares of Telecom Italia, S.p.A., issued by Telefónica, S.A. on July 24, 2014, for 750 million euros. At the maturity date, the Company fulfilled its commitments to deliver the shares with the vesting of the equity swap instrument arranged for that purpose.
Telefónica, S.A. has a full and unconditional guarantee on issues made by Telefónica Emisiones, S.A.U., Telefónica Finanzas México, S.A. de C.V., Telefónica Europe, B.V. and Telefónica Participaciones, S.A.U., all of which are, directly or indirectly, fully-owned subsidiaries of Telefónica, S.A.
Promissory notes and commercial paper
The main programs for issuance of promissory notes and commercial paper are the following:

•
At December 31, 2017, Telefónica Europe, B.V. had a program for issuance of commercial paper, guaranteed by Telefónica, S.A., for up to 5,000 million euros. The outstanding balance of commercial paper issued under this program at December 31, 2017 was 1,850 million euros, issued at an average interest rate of -0.17% for 2017 (2,630 million euros issued in 2016 at an average rate of -0.01%).

•
At December 31, 2017, Telefónica, S.A. had a corporate promissory note program for 500 million euros, which can be increased to 2,000 million euros, with an outstanding balance at December 31, 2017 amounting to 204 million euros (370 million euros in 2016).

c) Interest-bearing debt
The average interest rate on outstanding loans and other payables at December 31, 2017 was 2.01% (3.84% in 2016). This percentage does not include the impact of hedges arranged by the Group.
The main financing transactions included under “Interest-bearing debt” outstanding at December 31, 2017 and 2016 and their nominal amounts are provided in Appendix V.
Interest-bearing debt arranged or repaid in 2017 mainly includes the following:

Description	Limit 12/31/2017 (million euros)	Currency	Outstanding balance 12/31/2017 (million euros)	Arrangement date	Maturity date	Drawndown 2017 (million euros)	Repayment 2017 (million euros)
Telefónica, S.A.
Syndicated facility	2,500	EUR	—	02/19/2015	02/19/2022	—	(550)
Syndicated facility (1)	—	EUR	—	11/17/2015	03/30/2017	—	—
Structured financing (*)	679	USD	566	12/11/2015	03/11/2026	329	(48)
Structured financing (*)	469	EUR	423	12/11/2015	03/11/2026	217	(34)
Structured financing (2)(*)	—	EUR	—	06/13/2014	12/15/2017		(185)
Bilateral loan (3)	—	EUR	—	02/23/2016	02/23/2017	—	(100)
Bilateral loan (4)	—	EUR	—	11/13/2015	05/16/2017	—	(100)
Bilateral loan (5)	1,500	EUR	1,500	06/26/2014	06/26/2019	—	—
Bilateral loan (6)	—	EUR		06/30/2015	12/29/2017	—	(200)
Bilateral loan (7)	150	EUR	150	10/24/2016	03/19/2019	—	(150)
Credit facility	380	EUR	292	12/27/2002	12/27/2020	292	—
Credit facility	200	EUR	167	03/27/2013	03/14/2020	167	—
Telefónica Germany GmbH & Co. OHG
Syndicated facility (8)	750	EUR	—	03/22/2016	03/22/2022	650	(700)
EIB Financing	—	EUR	450	06/13/2016	06/13/2025	200	—
Telefónica Europe, B.V.
Structured financing (*)	750	EUR	750	11/28/2016	11/28/2024	750	—

(1)	On March 30, 2017 an early cancellation was made for the 1,500 million euros syndicated facility originally scheduled to mature in 2019.

(2)	On December 15, 2017 an early repayment was made for the long-term financing originally scheduled to mature in 2019.

(3)	On February 23, 2017 an early cancellation was made for the bilateral loan originally scheduled to mature in 2019.

(4)	On May 16, 2017 an early cancellation was made for the bilateral loan originally scheduled to mature in 2020.

(5)
On January 17, 2017 an amendment was made to the bilateral loan, with an outstanding amount of 1,500 million euros, split into two tranches with a new amortization schedule: tranche A for 500 million euros maturing on June 26, 2017 and tranche B for 1,000 million euros maturing on June 26, 2019. Later, on February 17, 2017 a new amendment was signed extending the maturity of the tranche A for 500 million euros up to June 26, 2019.

(6)	On December 29, 2017 an early repayment was made for the 200 million euros bilateral loan originally scheduled to mature in 2020.

(7)	On December 19, 2017 an early repayment was made for 150 million euros of the 300 million euros bilateral loan originally scheduled to mature in 2019.

(8)	On February 17, 2017 a twelve-month extension was signed for the 750 million euros syndicated facility originally scheduled to mature in 2021.
(*)    Facility with amortization schedule showing in the column "Limit 12/31/2017" the undrawn amount.
At December 31, 2017, the Telefónica Group presented availabilities of financing from different sources amounting approximately to 13,531 million euros (14,627 million euros at December 31, 2016), of which 12,541 million euros maturing in more than twelve months.
Loans by currency
The breakdown of “Loans and other payables” by currency at December 31, 2017 and 2016, along with the equivalent value of foreign-currency loans in euros, is as follows:

	Outstanding balance (in millions)
	Currency		Euros
Currency	12/31/17	12/31/16	12/31/17	12/31/16
Euro	4,682	5,174	4,682	5,174
US dollar	2,936	2,812	2,448	2,668
Brazilian Real	3,939	4,744	993	1,381
Colombian Peso	1,398,550	5,473,409	391	1,731
Pounds Sterling	106	109	120	127
Peruvian nuevo sol	462	527	119	149
Other currencies			147	168
Total Group			8,900	11,398

The decrease in debt denominated in Colombian peso is mainly due to the pre-paid of all the debt with the PARAPAT (see Note 22).
Appendix IV: Financial instruments
The detail of the type of financial instruments arranged by the Group (notional amount) by currency and interest rates at December 31, 2017 is as follows:

								Fair value
Millions of Euros	2018	2019	2020	2021	2022	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Euro	(227)	6,238	6,055	7,062	3,382	16,845	39,355	25,568	14,590	40,158
Floating rate	2,861	1,542	157	3,519	508	3,443	12,030	2,474	9,666	12,140
Spread	(0.20%)	0.15%	(1.92%)	(0.10%)	0.17%	0.18%	(0.02%)	—	—	—
Fixed rate	(3,088)	4,696	5,898	3,543	2,874	13,402	27,325	23,094	4,924	28,018
Interest rate	(2.09%)	2.18%	3.28%	2.02%	1.62%	1.95%	2.71%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Other european currencies
Instruments in CZK	(67)	—	—	—	—	—	(67)	—	(67)	(67)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(67)	—	—	—	—	—	(67)	—	(67)	(67)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GBP	2,324	(567)	(394)	—	733	1,014	3,110	3,372	(236)	3,136
Floating rate	456	(479)	(439)	79	442	451	510	6	506	512
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	1,868	(88)	45	(79)	178	563	2,487	3,253	(742)	2,511
Interest rate	2.28%	4.03%	65.20%	0.03%	5.12%	5.38%	4.33%	—	—	—
Rate cap	—	—	—	—	113	—	113	113	—	113
Instruments in CHF	—	—	—	—	—	—	—	583	(584)	(1)
Floating rate	—	—	—	—	—	—	—	—	(2)	(2)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	583	(582)	1
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
America
Instruments in USD	(1,915)	286	229	(1,659)	614	2,525	80	17,812	(17,515)	297
Floating rate	(559)	242	228	(1,659)	630	1,834	716	659	55	714
Spread	(0.27%)	0.29%	0.99%	(0.07%)	0.01%	—	0.78%	—	—	—
Fixed rate	(1,356)	44	1	—	(16)	691	(636)	17,153	(17,570)	(417)
Interest rate	(1.27%)	43.21%	1,747.03%	—	(186.47%)	11.24%	(25.26%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UYU	16	—	—	—	—	—	16	(5)	19	14
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	16	—	—	—	—	—	16	(5)	19	14
Interest rate	(0.67%)	—	—	—	—	—	(0.67%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in ARS	(159)	24	—	—	—	(14)	(149)	(141)	—	(141)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(159)	24	—	—	—	(14)	(149)	(141)	—	(141)

								Fair value
Millions of Euros	2018	2019	2020	2021	2022	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Interest rate	5.09%	16.22%	—	—	—	16.27%	4.35%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in BRL	317	346	373	333	253	73	1,695	818	881	1,699
Floating rate	(690)	126	357	319	245	(120)	237	239	4	243
Spread	(1.06%)	2.82%	1.07%	0.36%	0.47%	(0.08%)	7.20%	—	—	—
Fixed rate	1,007	220	16	14	8	193	1,458	579	877	1,456
Interest rate	5.36%	7.35%	5.42%	5.53%	5.04%	1.89%	5.20%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CLP	(25)	105	149	288	326	108	951	(341)	1,297	956
Floating rate	(94)	64	(21)	3	329	97	378	—	381	381
Spread	—	1.12%	(0.40%)	26.86%	(0.80%)	1.54%	0.14%	—	—	—
Fixed rate	69	41	170	285	(3)	11	573	(341)	916	575
Interest rate	(1.64%)	3.08%	4.80%	4.13%	4.90%	7.02%	3.61%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UFC	—	—	—	—	—	—	—	254	(267)	(13)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	254	(267)	(13)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in PEN	175	31	70	—	62	133	471	241	226	467
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	175	31	70	—	62	133	471	241	226	467
Interest rate	4.26%	5.28%	5.10%	—	5.43%	6.24%	5.16%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VAC	17	25	—	8	—	61	111	112	—	112
Floating rate	17	25	—	8	—	61	111	112	—	112
Spread	3.38%	3.66%	—	3.50%	—	3.24%	3.37%	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in COP	799	117	16	62	70	129	1,193	246	952	1,198
Floating rate	80	15	5	41	36	97	274	269	9	278
Spread	0.41%	2.89%	9.33%	4.27%	5.25%	3.82%	3.12%	—	—	—
Fixed rate	719	102	11	21	34	32	919	(23)	943	920
Interest rate	6.46%	10.63%	5.35%	5.32%	5.31%	5.25%	6.80%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VEB	(2)	1	—	—	—	—	(1)	(3)	—	(3)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(2)	1	—	—	—	—	(1)	(3)	—	(3)
Interest rate	0.03%	16.63%	—	—	—	—	(10.69%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in MXN	68	40	117	37	43	287	592	427	177	604

								Fair value
Millions of Euros	2018	2019	2020	2021	2022	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Floating rate	(8)	7	8	10	12	89	118	119	—	119
Spread	(12.36)%	6.01%	6.08%	5.78%	6.14%	5.26%	6.61%	—	—	—
Fixed rate	76	33	109	27	31	198	474	308	177	485
Interest rate	21.09%	7.11%	7.72%	6.67%	6.68%	7.23%	9.49%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GTQ	1	—	18	—	—	—	19	19	—	19
Floating rate	(8)	—	—	—	—	—	(8)	(8)	—	(8)
Spread	0.01%	—	—	—	—	—	0.01%	—	—	—
Fixed rate	9	—	18	—	—	—	27	27	—	27
Interest rate	4.04%	—	4.00%	—	—	—	4.01%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in NIO	(7)	—	—	—	—	6	(1)	(1)	—	(1)
Floating rate	(7)	—	—	—	—	—	(7)	(7)	—	(7)
Spread	0.01%	—	—	—	—	—	0.01%	—	—	—
Fixed rate	—	—	—	—	—	6	6	6	—	6
Interest rate	—	—	—	—	—	7.46%	7.46%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Asia
Instruments in JPY	—	—	—	—	—	—	—	70	(77)	(7)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	70	(77)	(7)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—
TOTAL							47,375	49,031	(505)	48,526
Floating rate							14,359	3,863	10,619	14,482
Fixed rate							32,903	45,055	(11,223)	33,832
Rate cap							113	113	—	113
Currency Options and Others (*)							—	—	99	99
(*) Amounts include in fixed rate

The table below is an extract of the previous table that shows the sensitivity to interest rates originated by our position on interest rate swaps categorized into instruments entered into for trading purposes and instruments entered into for purposes other than trading at December 31, 2017:

Interest rate swaps
Millions of euros	Maturity
Non trading purposes	2018	2019	2020	2021	2022	Subsequent years	Total	Fair value
EUR								(134)
Fixed to fix	—	—	—	—	—	—	—	5
Receiving leg	(190)	(5)	—	(100)	(75)	—	(370)	(282)
Average Interest Rate	—	—	—	—	—	—	—	—
Paying leg	190	5	—	100	75	—	370	287
Average Interest Rate	0.52%	0.85%	—	1.18%	0.55%	—	—	—
Fixed to floating	—	—	—	—	—	—	—	(1,010)
Receiving leg	(8,097)	(5,861)	(9,145)	(7,282)	(4,018)	(6,262)	(40,665)	(22,668)
Average Interest Rate	1.04%	0.99%	1.39%	1.69%	1.04%	1.27%	1.26%	—
Paying leg	8,097	5,861	9,145	7,282	4,018	6,262	40,665	21,658
Average Spread	0.39%	0.66%	0.36%	0.51%	1.01%	—	0.44%	—
Floating to fixed	—	—	—	—	—	—	—	871
Receiving leg	(5,868)	(3,359)	(4,985)	(3,280)	(359)	(4,544)	(22,395)	(17,773)
Average Spread	1.70%	0.20%	—	0.02%	—	—	0.48%	—
Paying leg	5,868	3,359	4,985	3,280	359	4,544	22,395	18,644
Average Interest Rate	0.22%	0.91%	2.45%	2.06%	1.30%	0.95%	1.25%	—
USD								(3)
Fixed to floating	—	—	—	—	—	—	—	(6)
Receiving leg	(639)	(283)	(283)	(283)	(534)	(142)	(2,164)	(755)
Average Interest Rate	1.45%	1.40%	1.52%	1.61%	1.73%	3.47%	1.68%	—
Paying leg	639	283	283	283	534	142	2,164	749
Average Spread	0.62%	1.52%	1.61%	1.68%	0.92%	—	1.04%	—
Floating to fixed	—	—	—	—	—	—	—	3
Receiving leg	(415)	—	—	—	(250)	(142)	(807)	(808)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	415	—	—	—	250	142	807	811
Average Interest Rate	2.87%	—	—	—	1.93%	2.52%	—	—
GBP								(50)
Fixed to floating	—	—	—	—	—	—	—	(76)
Receiving leg	(676)	(28)	(23)	(248)	(524)	—	(1,499)	(1,575)
Average Interest Rate	1.63%	2.25%	2.36%	1.76%	3.27%	—	—	—
Paying leg	676	28	23	248	524	—	1,499	1,499
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	26
Receiving leg	(789)	—	(68)	(169)	(192)	—	(1,218)	(1,219)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	789	—	68	169	192	—	1,218	1,245
Average Interest Rate	1.38%	—	0.73%	2.56%	1.84%	—	—	—

Interest rate swaps
Millions of euros	Maturity
Trading purposes	2018	2019	2020	2021	2022	Subsequent years	Total	Fair value
EUR								424
Fixed to fixed	—	—	—	—	—	—	—	1
Receiving leg	—	(20)	—	—	—	—	(20)	(37)
Average Interest Rate	—	—	—	—	—	—	—	—
Paying leg	—	20	—	—	—	—	20	38
Average Spread	—	0.85%	—	—	—	—	—	—
Fixed to floating	—	—	—	—	—	—	—	(88)
Receiving leg	(200)	—	—	(500)	—	(1,100)	(1,800)	(1,881)
Average Interest Rate	0.93%	—	—	1.25%	—	1.24%	—	—
Paying leg	200	—	—	500	—	1,100	1,800	1,793
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	511
Receiving leg	(2,166)	(1,371)	(4,097)	(1,102)	(192)	(5,270)	(14,198)	(10,610)
Average Spread	0.43%	1.25%	0.05%	0.03%	—	—	0.20%	—
Paying leg	2,166	1,371	4,097	1,102	192	5,270	14,198	11,121
Average Interest Rate	1.70%	1.07%	2.57%	1.92%	0.12%	1.22%	1.70%	—
USD								(918)
Fixed to floating	—	—	—	—	—	—	—	(918)
Receiving leg	(1,371)	(1,132)	(1,779)	(1,509)	(1,235)	(6,359)	(13,385)	(13,993)
Average Interest Rate	1.19%	3.45%	3.02%	3.44%	1.83%	3.21%	2.90%	—
Paying leg	1,371	1,132	1,779	1,509	1,235	6,359	13,385	13,075
Average Spread	—	—	0.22%	—	—	—	0.03%	—
Floating to fixed	—	—	—	—	—	—	—	—
Receiving leg	—	—	—	—	—	—	—	—
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	—	—	—	—	—	—	—
Average Interest Rate	—	—	—	—	—	—	—	—
MXN								(4)
Fixed to floating	—	—	—	—	—	—	—	1
Receiving leg	—	—	(127)	—	—	—	(127)	(129)
Average Interest Rate	—	—	7.90%	—	—	—	—	—
Paying leg	—	—	127	—	—	—	127	130
Average Spread	—	—	0.41%	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	(5)
Receiving leg	—	—	(127)	—	—	—	(127)	(129)
Average Spread	—	—	0.41%	—	—	—	—	—
Paying leg	—	—	127	—	—	—	127	124
Average Interest Rate	—	—	6.67%	—	—	—	—	—
GBP								(216)
Fixed to floating	—	—	—	—	—	—	—	(216)
Receiving leg	(563)	—	(789)	—	(563)	(451)	(2,366)	(2,578)
Average Interest Rate	1.43%	—	1.87%	—	3.51%	3.42%	—	—
Paying leg	563	—	789	—	563	451	2,366	2,362
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	—
Receiving leg	—	—	—	—	—	—	—	—
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	—	—	—	—	—	—	—
Average Interest Rate	—	—	—	—	—	—	—	—

Millions of euros	Maturity
Trading purposes	2018	2019	2020	2021	2022	Subsequent years	Total	Fair value
JPY								—
Fixed to floating	—	—	—	—	—	—	—	—
Receiving leg	(74)	—	—	—	—	—	(74)	(74)
Average Interest Rate	0.32%	—	—	—	—	—	—	—

Paying leg	74	—	—	—	—	—	74	74
Average Spread	—	—	—	—	—	—	—	—
CLP								—
Fixed to floating	—	—	—	—	—	—	—	(3)
Receiving leg	—	(64)	(7)	(3)	(3)	(3)	(80)	(86)
Average Interest Rate	—	5.75%	4.90%	4.90%	4.90%	4.90%	0.40%	—
Paying leg	—	64	7	3	3	3	80	83
Average Spread	—	1.12%	1.27%	1.27%	1.27%	1.27%	0.10%	—
Floating to fixed	—	—	—	—	—	—	—	3
Receiving leg	(87)	—	(27)	(134)	—	—	(248)	(247)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	87	—	27	134	—	—	248	250
Average Interest Rate	5.05%	—	3.31%	3.26%	—	—	—	—
CHF								(17)
Fixed to floating	—	—	—	—	—	—	—	(17)
Receiving leg	(214)	—	(192)	—	(128)	—	(534)	(549)
Average Interest Rate	0.28%	—	0.95%	—	0.75%	—	—	—
Paying leg	214	—	192	—	128	—	534	532
Average Spread	—	—	—	—	—	—	—	—
BRL								(7)
Fixed to floating	—	—	—	—	—	—	—	—
Receiving leg	—	—	—	—	—	—	—	—
Average Interest Rate	—	—	—	—	—	—	—	—
Paying leg	—	—	—	—	—	—	—	—
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	(2)	(1)	—	—	—	—	(3)	(7)
Receiving leg	(72)	(38)	—	—	—	—	(110)	(110)
Average Spread	2.00%	1.55%	—	—	—	—	1.85%	—
Paying leg	70	37	—	—	—	—	107	103
Average Interest Rate	—	—	—	—	—	—	—	—
COP								(1)
Fixed to floating	—	—	—	—	—	—	2	1
Receiving leg	(4)	(8)	(8)	(8)	(4)	—	(32)	(36)
Average Interest Rate	7.25%	7.25%	7.25%	7.25%	7.25%	—	—	—
Paying leg	4	8	8	8	4	—	34	37
Average Spread	2.80%	2.80%	2.80%	2.80%	2.80%	—	—	—
Floating to fixed	—	—	—	—	3	(3)	1	(2)
Receiving leg	(70)	—	(10)	(21)	(31)	(35)	(167)	(29)
Average Spread	5.25%	—	—	—	—	—	—	—
Paying leg	70	—	10	21	34	32	168	27
Average Interest Rate	—	—	5.25%	5.27%	5.29%	5.25%	—	—

Foreign exchange and interest rate options, by maturity, are as follows:

Currency options	Maturities
Millions of euros	2018	2019	2020	2021	2022	Subsequent years
Currency Puts (EURUSD, USDEUR)
Notional amount of options bought	120	—	—	—	—	—
Strike	1.57	—	—	—	—	—
Notional amount of options sold	120	—	—	—	—	—
Strike	1.57	—	—	—	—	—

Interest rate options	Maturities
Millions of euros	2018	2019	2020	2021	2022	Subsequent years
Collars
Notional amount of options bought	800	—	—	—	845	—
Strike Cap	4.35	—	—	—	4.92	—
Strike Floor	3.05	—	—	—	4.15	—
Caps
Notional amount of options bought	—	—	—	—	—	—
Strike	—	—	—	—	—	—
Notional amount of options sold	—	—	—	—	845	—
Strike	—	—	—	—	5.53	—
Floors
Notional amount of options bought	—	—	—	—	845	—
Strike	—	—	—	—	1.17	—
Notional amount of options sold	—	—	—	—	—	—
Strike	—	—	—	—	—	—
Cash flows receivable or payable on derivative financial instruments to be settled via the swap of nominals, categorized by currency of collection/payment, along with contractual maturities are as follows:

Millions of euros		2018	2019	2020	2021	2022	Subsequent years	Total
Currency swaps
Receive	ARS	—	—	—	—	—	—	—
Pay	ARS	—	—	—	—	—	—	—
Receive	BRL	66	—	—	—	—	—	66
Pay	BRL	(140)	(79)	—	—	—	—	(219)
Receive	CLP	—	—	—	—	326	94	420
Pay	CLP	—	—	(136)	(134)	(652)	(188)	(1,110)
Receive	COP	—	—	—	—	—	—	—
Pay	COP	(42)	(2)	—	—	—	—	(44)
Receive	CZK	—	—	—	—	—	—	—
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	80	74	—	—	—	64	218
Pay	EUR	(2,119)	(1,583)	(3,019)	(3,104)	(313)	(4,952)	(15,090)
Receive	GBP	—	563	1,239	—	—	—	1,802
Pay	GBP	—	—	—	—	—	—	—
Receive	JPY	74	—	—	—	—	—	74
Pay	JPY	—	—	—	—	—	—	—
Receive	MAD	—	—	—	—	—	—	—
Pay	MAD	—	—	—	—	—	—	—
Receive	MXN	—	—	—	—	—	—	—
Pay	MXN	—	—	—	—	—	—	—
Receive	PEN	—	—	—	—	—	—	—
Pay	PEN	(6)	(1)	—	—	—	—	(7)
Receive	UFC	—	—	145	—	—	218	363
Pay	UFC	—	—	—	—	—	(109)	(109)
Receive	USD	1,963	1,027	1,612	3,302	1,026	4,525	13,455
Pay	USD	(47)	—	—	—	(417)	—	(464)
Receive	UDI	—	—	—	—	—	—	—
Pay	UDI	—	—	—	—	—	—	—
Receive	CHF	214	—	192	—	—	—	406
Pay	CHF	—	—	—	—	128	—	128
TOTAL		43	(1)	33	64	98	(348)	(111)

Millions of euros		2018	2019	2020	2021	2022	Subsequent years	Total
Forwards
Receive	ARS	—	—	—	—	—	—	—
Pay	ARS	—	—	—	—	—	—	—
Receive	BRL	8	—	—	—	—	—	8
Pay	BRL	(748)	—	—	—	—	—	(748)
Receive	CLP	1	—	—	—	—	—	1
Pay	CLP	(569)	—	—	—	—	—	(569)
Receive	COP	3	—	—	—	—	—	3
Pay	COP	(818)	—	—	—	—	—	(818)
Receive	CZK	67	—	—	—	—	—	67
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	5,533	—	—	—	—	—	5,533
Pay	EUR	(2,131)	—	—	—	—	—	(2,131)
Receive	GBP	1,022	—	—	—	—	—	1,022
Pay	GBP	(3,084)	—	—	—	—	—	(3,084)
Receive	MXN	—	—	—	—	—	—	—
Pay	MXN	(352)	—	—	—	—	—	(352)
Receive	PEN	25	—	—	—	—	—	25
Pay	PEN	(245)	—	—	—	—	—	(245)
Receive	UFC	—	—	—	—	—	—	—
Pay	UFC	—	—	—	—	—	—	—
Receive	USD	2,610	—	—	—	—	—	2,610
Pay	USD	(1,338)	—	—	—	—	—	(1,338)
Receive	UYU	—	—	—	—	—	—	—
Pay	UYU	(19)	—	—	—	—	—	(19)
TOTAL		(35)	—	—	—	—	—	(35)